Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2024
Statutory Reserves and Restricted Net Assets
Statutory Reserves and Restricted Net Assets

22.  Statutory Reserves and Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s entities incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s entities in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s entities and the VIE subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion as calculated under U.S. GAAP amounted to US$408,641 and US$421,006 as of December 31, 2023 and 2024. There are no significant differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiaries and the VIE to satisfy any obligations of the Company.

For the year ended December 31, 2024, the Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 € (3), “General Notes to Financial Statements” and concluded that the restricted net assets exceeded 25% of the consolidated net assets of the Company as of December 31, 2024 and the condensed financial information of the Company (referred to as the “Parent Company” below) are required to be presented.

Condensed Financial Information of the Parent Company

(All amounts in US$ thousands (“US$”), except for share and per share data, unless otherwise noted)

Balance Sheet

	As of December 31,
	2023	2024
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	21,393	96
Amounts due from subsidiaries	287,668	272,159
Prepayments and other current assets	785	549
Total current assets	309,846	272,804
Non-current assets:
Investment in subsidiaries and VIE	669,084	740,268
Total non-current assets	669,084	740,268
Total assets	978,930	1,013,072
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities
Accruals and other current liabilities	4,474	4,857
Other non-current liabilities	3,891	767
Total liabilities	8,365	5,624
Shareholders’ equity:
Ordinary shares (US$0.00005 par value; nil shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	—	—
Class A ordinary shares (US$0.00005 par value; 800,000,000 and 800,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 504,387,299 and 504,387,299 shares issued as of December 31, 2023 and 2024, respectively; 487,591,968 and 495,601,588 shares outstanding as of December 31, 2023 and 2024, respectively)	25	25
Class B ordinary shares (US$0.00005 par value; 200,000,000 and 200,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 70,205,300 and 70,205,300 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	4	4
Treasury stock (US$0.00005 par value; 16,795,331 and 8,785,711 shares as of December 31, 2023 and 2024, respectively)	(53,630)	(15,726)
Additional paid-in capital	1,616,105	1,612,712
Accumulated other comprehensive loss	(17,091)	(19,716)
Accumulated deficit	(574,848)	(569,851)
Total shareholders’ equity	970,565	1,007,448
Total liabilities and shareholders’ equity	978,930	1,013,072

Statement of Comprehensive (Loss)/Income

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Operation expense
General and administrative expenses	(3,013)	(4,212)	(5,671)
Share of (loss)/gain of subsidiaries and the VIE	(146,417)	(59,372)	6,314
Total operating expenses	(149,430)	(63,584)	643
Other non-operating income, net	2,904	3,113	4,180
Financial income, net	197	238	296
Foreign exchange gain/(loss)	154	(82)	(122)
(Loss)/profit before income tax expense	(146,175)	(60,315)	4,997
Net (loss)/profit	(146,175)	(60,315)	4,997

Net (loss)/profit attributable to ordinary shareholders	(146,175)	(60,315)	4,997

Net (loss)/profit	(146,175)	(60,315)	4,997
Other comprehensive (loss)/income
Foreign currency translation	(14,942)	(2,722)	(2,574)
Transfer out of fair value changes of long-term investments	—	15,537	(65)
Changes in fair value of long-term investments	(9,493)	(7,791)	14
Total comprehensive (loss)/income	(170,610)	(55,291)	2,372

Statement of Cash Flows

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Net cash used in operating activities	(1,408)	(3,478)	(3,606)
Advance to, and investment in subsidiaries	—	(7,940)	—
Proceeds from subsidiaries	28,842	30,349	15,509
Net cash generated from investing activities	28,842	22,409	15,509
Payment for repurchase of ordinary shares	(48,678)	(3,339)	(70)
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance	9,057	—	—
Payments of dividend	—	—	(33,022)
Proceeds from exercise of share options	1,039	1,187	168
Payments of deferred offering costs	—	(71)	(276)
Net cash used in financing activities	(38,582)	(2,223)	(33,200)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	—	—	—
Net (decrease)/ increase in cash and cash equivalents	(11,148)	16,708	(21,297)
Cash and cash equivalents at the beginning of the year	15,833	4,685	21,393
Cash and cash equivalents at the end of the year	4,685	21,393	96